UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM
N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-00116
The Investment Company of America
(Exact name of registrant as specified in charter)

333 South Hope Street, 55th Floor
Los Angeles, California 90071
(Address of principal executive offices)

Mariah L. Coria
6455 Irvine Center Drive
Irvine, California 92618
(Name and address of agent for service)
Registrant's telephone number, including area code:
(949) 975-5000
Date of fiscal year end:
December 31
Date of reporting period:
June 30, 2026
ITEM 1 - Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT
The Investment Company of America
®
Class A
| AIVSX
for the six months ended June 30, 2026
This semi-annual shareholder report contains important information about The Investment Company of America

(the "fund") for the period from January 1, 2026 to June 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-A
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical
$10,
000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 28	0.54% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 184,178
Total number of portfolio holdings	161
Portfolio turnover rate	21%
Portfolio holdings by sector
(percent of net assets)
Changes in and disagreements with accountants
On December 11, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additio
nal i
nformation
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-A
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFAASRX-004-0826 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
The Investment Company of America
®
Class C
| AICCX
for the six months ended June 30, 2026
This semi-annual shareholder report contains important information about The Investment Company of America (the "fund") for the period from January 1, 2026 to June 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-C
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investm
ent)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 67	1.30% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 184,178
Total number of portfolio holdings	161
Portfolio turnover rate	21%
Portfolio holdings by sector
(percent of net assets)
Changes in and disagreements with accountants
On December 11, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-C
.
Important information
To reduce
fund
expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFCCSRX-004-0826 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
The Investment Company of America
®
Class F-1
| AICFX
for the six months ended June 30, 20
26
This semi-annual shareholder report contains important information about The Investment Company of America (the "fund") for the period from January 1, 2026 to June 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F1
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 33	0.63% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 184,178
Total number of portfolio holdings	161
Portfolio turnover rate	21%
Portfolio holdings by sector
(percent of net assets)
Changes in and disagreements with accountants
On December 11, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation
of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F1
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF1SRX-004-0826 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
The Investment Company of America
®
Class F-2
| ICAFX
for the six months ended June 30, 2026
This semi-annual shareholder report contains important information about The Investment Company of America

(the "fund") for the period from January 1, 2026 to June 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F2
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 inve
st
ment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 20	0.38% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 184,178
Total number of portfolio holdings	161
Portfolio turnover rate	21%
Portfolio holdings by sector
(percent of net assets)
Changes in and disagreements with accountants
On December 11, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F2
.
Important information
To
reduce
fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary
.
Lit. No. MFF2SRX-004-0826 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
The Investment Company of America
®
Class F-3
| FFICX
for the six months ended June 30, 20
26
This semi-annual shareholder report contains important information about The Investment Company of America (the "fund") for the period from January 1, 2026 to June 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F3
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 14	0.27% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 184,178
Total number of portfolio holdings	161
Portfolio turnover rate	21%
Portfolio holdings by sector
(percent of net assets)
Changes in and disagreements with accountants
On December 11, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F3
.
Important information
To
reduce
fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF3SRX-004-0826 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
The Investment Company of America
®
Class 529-A
| CICAX
for the six months ended June 30, 2026
This semi-annual shareholder report contains important information about The Investment Company of America (the "fund") for the period from January 1, 2026 to June 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529A
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a
hy
pothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 30	0.58% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 184,178
Total number of portfolio holdings	161
Portfolio turnover rate	21%
Portfolio holdings by sector
(percent of net assets)
Changes in and disagreements with accountants
On December 11, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529A
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5ASRX-004-0826 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
The Investment Company of America
®
Class 529-C
| CICCX
for the six months ended June 30, 2026
This semi-annual shareholder report contains important information about The Investment Company of America (the "fund") for the period from January 1, 2026 to June 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529C
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a h
yp
othetical $10,000 invest
men
t)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 71	1.36% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 184,178
Total number of portfolio holdings	161
Portfolio turnover rate	21%
Portfolio holdings by sector
(percent of net assets)
Changes in and disagreements with accountants
On December 11, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529C
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5CSRX-004-0826 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
The Investment Company of America
®
Class 529-E
| CICEX
for the six months ended June 30, 2026
This semi-annual shareholder report contains important information about The Investment Company of America (the "fund") for the period from January 1, 2026 to June 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529E
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based
on a
hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 44	0.84% *
*Annualized.
Key fund stati
stics
Fund net assets (in millions)	$ 184,178
Total number of portfolio holdings	161
Portfolio turnover rate	21%
Portfolio holdings by sector
(percent of net assets)
Changes in and disagreements with accountants
On December 11, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529E
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5ESRX-004-0826 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
The Investment Company of America
®
Class 529-F-2
| FCIAX
for the six months ended June 30, 2026
This semi-annual shareholder report contains important information about The Investment Company of America (the "fund") for the period from January 1, 2026 to June 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F2
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 19	0.36% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 184,178
Total number of portfolio holdings	161
Portfolio turnover rate	21%
Portfolio holdings by sector
(percent of net assets)
Changes in and disagreements with accountants
On December 11, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529F2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5XSRX-004-0826 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
The Investment Company of America
®
Class 529-F-3
| FAOOX
for the six months ended June 30, 2026
This semi-annual shareholder report contains important information about The Investment Company of America (the "fund") for the period from January 1, 2026 to June 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F3
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 17	0.32% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 184,178
Total number of portfolio holdings	161
Portfolio turnover rate	21%
Portfolio holdings by sector
(percent of net assets)
Changes in and disagreements with accountants
On December 11, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529F3
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5YSRX-004-0826 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
The Investment Company of America
®
Class R-1
| RICAX
for the six months ended June 30, 2026
This semi-annual shareholder report contains important information about The Investment Company of America (the "fund") for the period from January 1, 2026 to June 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R1
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 70	1.34% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 184,178
Total number of portfolio holdings	161
Portfolio turnover rate	21%
Portfolio holdings by sector
(percent of net assets)
Changes in and disagreements with accountants
On December 11, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R1
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR1SRX-004-0826 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
The Investment Company of America
®
Class R-2
| RICBX
for the six months ended June 30, 2026
This semi-annual shareholder report contains important information about The Investment Company of America (the "fund") for the period from January 1, 2026 to June 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 71	1.36% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 184,178
Total number of portfolio holdings	161
Portfolio turnover rate	21%
Portfolio holdings by sector
(percent of net assets)
Changes in and disagreements with accountants
On December 11, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR2SRX-004-0826 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
The Investment Company of America
®
Class R-2E
| RIBEX
for the six months ended June 30, 2026
This semi-annual shareholder report contains important information about The Investment Company of America (the "fund") for the period from January 1, 2026 to June 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2E
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 55	1.06% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 184,178
Total number of portfolio holdings	161
Portfolio turnover rate	21%
Portfolio holdings by
s
ector
(percent of net assets)
Changes in and disagreements with accountants
On December 11, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R2E
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF2ESRX-004-0826 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
The Investment Company of America
®
Class R-3
| RICCX
for the six months ended June 30, 2026
This semi-annual shareholder report contains important information about The Investment Company of America (the "fund") for the period from January 1, 2026 to June 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R3
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 47	0.91% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 184,178
Total number of portfolio holdings	161
Portfolio turnover rate	21%
Portfolio holdings by sector
(percent of net assets)
Changes in and disagreements with accountants
On December 11, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R3
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR3SRX-004-0826 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
The Investment Company of America
®
Class R-4
| RICEX
for the six months ended June 30, 2026
This semi-annual shareholder report contains important information about The Investment Company of America (the "fund") for the period from January 1, 2026 to June 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R4
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 32	0.61% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 184,178
Total number of portfolio holdings	161
Portfolio turnover rate	21%
Portfolio holdings by sector
(percent of net assets)
Changes in and disagreements with accountants
On December 11, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R4
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR4SRX-004-0826 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
The Investment Company of America
®
Class R-5E
| RICHX
for the six months ended June 30, 2026
This semi-annual shareholder report contains important information about The Investment Company of America (the "fund") for the period from January 1, 2026 to June 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5E
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 21	0.41% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 184,178
Total number of portfolio holdings	161
Portfolio turnover rate	21%
Portfolio holdings by sector
(percent of net assets)
Changes in and disagreements with accountants
On December 11, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R5E
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFE5SRX-004-0826 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
The Investment Company of America
®
Class R-5
| RICFX
for the six months ended June 30, 2026
This semi-annual shareholder report contains important information about The Investment Company of America (the "fund") for the period from January 1, 2026 to June 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 17	0.32% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 184,178
Total number of portfolio holdings	161
Portfolio turnover rate	21%
Portfolio holdings by sector
(percent of net assets)
Changes in and disagreements with accountants
On December 11, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R5
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR5SRX-004-0826 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
The Investment Company of America
®
Class R-6
| RICGX
for the six months ended June 30, 2026
This semi-annual shareholder report contains important information about The Investment Company of America (the "fund") for the period from January 1, 2026 to June 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R6
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 14	0.27% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 184,178
Total number of portfolio holdings	161
Portfolio turnover rate	21%
Portfolio holdings by sector
(percent of net assets)
Changes in and disagreements with accountants
On December 11, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R6
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR6SRX-004-0826 © 2026 Capital Group. All rights reserved.

ITEM 2 - Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 - Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 - Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 - Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 - Investments

The Investment Portfolio is included as part of the material filed under Item 7 of this Form.

ITEM 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies

The Investment Company of America®
Financial Statements and Other Information
N-CSR Items 7-11
for the six months ended June 30, 2026
Lit. No. MFGEFP2-004-0826 © 2026 Capital Group. All rights reserved.

Investment portfolio June 30, 2026unaudited

Common stocks 97.41%	Shares	Value (000)
Energy 1.49%
Baker Hughes Co., Class A	2,411,871	$133,859
Canadian Natural Resources, Ltd. (CAD denominated)	19,645,764	777,381
Cenovus Energy, Inc. (CAD denominated)	4,941,000	122,598
EOG Resources, Inc.	865,485	112,279
Expand Energy Corp.	3,281,982	299,284
Exxon Mobil Corp.	1,859,085	254,174
Ovintiv, Inc.	10,697,326	563,214
TC Energy Corp. (CAD denominated) (a)	7,418,569	491,276
		2,754,065

Materials 2.60%
Air Products and Chemicals, Inc.	838,114	245,718
Freeport-McMoRan, Inc.	7,943,113	499,543
International Paper Co.	14,350,508	546,754
Linde PLC	5,670,332	2,942,562
Smurfit Westrock PLC	11,827,587	547,144
		4,781,721

Industrials 11.57%
Airbus SE, non-registered shares (a)	597,424	132,973
Automatic Data Processing, Inc.	396,290	88,749
BAE Systems PLC	11,938,499	292,065
Boeing Co. (The) (b)	3,546,496	767,710
Carrier Global Corp.	28,366,289	2,080,667
Caterpillar, Inc. (a)	391,198	416,587
CSX Corp.	4,785,767	227,468
FTAI Aviation, Ltd.	2,741,882	741,761
General Dynamics Corp.	2,256,997	799,519
General Electric Co.	10,789,392	4,032,320
GFL Environmental, Inc., subordinate voting shares	5,319,677	195,711
HEICO Corp.	152,961	54,483
Honeywell Aerospace Inc. (b)	141,299	31,238
Honeywell International, Inc.	141,299	31,637
Illinois Tool Works, Inc.	2,458,574	664,971
Ingersoll-Rand, Inc.	9,586,777	786,020
Otis Worldwide Corp.	1,213,212	86,866
Recruit Holdings Co., Ltd.	13,851,467	964,193
Rolls-Royce Holdings PLC	12,500,000	240,002
RTX Corp.	11,907,338	2,259,179
Stanley Black & Decker, Inc.	5,875,287	552,982
TransDigm Group, Inc.	329,817	439,329
Uber Technologies, Inc. (b)	47,746,858	3,445,413
Union Pacific Corp.	2,141,097	582,378
United Airlines Holdings, Inc. (b)	1,252,378	170,311
United Rentals, Inc.	747,253	846,555
Waste Management, Inc.	1,201,975	267,896
XPO, Inc. (b)	518,281	106,398
		21,305,381

Consumer discretionary 11.71%
Amazon.com, Inc. (b)	38,610,081	9,202,327
Booking Holdings, Inc.	3,139,508	559,586
Carvana Co., Class A (b)	4,390,650	288,992
DoorDash, Inc., Class A (b)	4,352,577	803,181
Home Depot, Inc.	6,490,202	2,288,964
McDonald’s Corp.	1,772,602	479,152
MercadoLibre, Inc. (b)	156,740	266,049
Royal Caribbean Cruises, Ltd.	12,796,368	4,063,231
Starbucks Corp. (a)	26,068,458	2,663,936

1	The Investment Company of America

Common stocks (continued)	Shares	Value (000)
Consumer discretionary (continued)
Tesla, Inc. (b)	1,062,545	$446,906
TJX Cos., Inc. (The)	1,277,867	193,597
Tractor Supply Co.	10,129,897	320,206
		21,576,127

Consumer staples 6.29%
Altria Group, Inc.	18,852,742	1,356,455
British American Tobacco PLC	72,690,024	4,483,384
British American Tobacco PLC (ADR)	1,053,811	65,083
Imperial Brands PLC	12,755,925	471,637
Mondelez International, Inc., Class A	10,085,094	583,322
PepsiCo, Inc.	1,844,209	249,706
Philip Morris International, Inc.	23,508,328	4,252,892
Procter & Gamble Co.	856,613	125,614
		11,588,093

Health care 8.75%
Abbott Laboratories	10,330,842	937,421
AbbVie, Inc.	6,525,474	1,642,070
Alnylam Pharmaceuticals, Inc. (b)	1,612,942	485,544
Amgen, Inc.	861,137	311,835
Cencora, Inc.	1,146,598	324,464
Cigna Group (The)	718,923	198,193
CVS Health Corp.	4,381,453	453,261
Daiichi Sankyo Co., Ltd.	9,900,000	158,874
Danaher Corp.	3,328,719	634,054
Eli Lilly and Co.	4,515,213	5,415,682
Gilead Sciences, Inc.	800,812	101,175
Intuitive Surgical, Inc. (b)	231,092	91,901
Medline, Inc., Class A (a)(b)	5,210,238	205,492
Takeda Pharmaceutical Co., Ltd.	5,284,612	166,842
Thermo Fisher Scientific, Inc.	1,313,214	658,393
UnitedHealth Group, Inc.	2,909,928	1,209,453
Vertex Pharmaceuticals, Inc. (b)	6,269,142	3,114,071
		16,108,725

Financials 7.10%
Apollo Asset Management, Inc.	5,813,956	687,849
Arthur J. Gallagher & Co.	1,498,328	343,971
Berkshire Hathaway, Inc., Class B (b)	700,000	350,273
BlackRock, Inc.	1,005,801	967,138
Blackstone, Inc.	1,299,283	152,887
Blue Owl Capital, Inc., Class A (a)	10,956,133	95,866
Brown & Brown, Inc.	3,706,245	237,756
Chubb, Ltd.	347,412	118,377
CME Group, Inc., Class A	820,505	181,192
JPMorgan Chase & Co.	5,743,823	1,880,126
KKR & Co., Inc.	2,367,148	217,257
Marsh & McLennan Cos., Inc.	3,787,818	631,316
Mastercard, Inc., Class A	2,036,687	1,046,042
Morgan Stanley	9,135,406	1,909,665
PNC Financial Services Group, Inc.	971,010	239,082
Progressive Corp.	6,665,263	1,456,027
Visa, Inc., Class A	1,088,538	373,466
Wells Fargo & Co.	26,551,023	2,194,177
		13,082,467

Information technology 34.29%
Amphenol Corp., Class A	5,936,473	1,046,719
Apple, Inc.	14,461,554	4,184,595
Applied Materials, Inc.	3,671,211	2,654,286
AppLovin Corp., Class A (b)	282,990	145,805
Arista Networks, Inc. (b)	3,716,443	631,349

The Investment Company of America	2

Common stocks (continued)	Shares	Value (000)
Information technology (continued)
ASML Holding NV	376,969	$747,621
ASML Holding NV (ADR)	144,282	287,041
Broadcom, Inc.	31,652,093	11,956,578
Cisco Systems, Inc.	15,945,330	1,872,939
Corning, Inc.	5,709,991	1,458,503
Fair Isaac Corp. (b)	134,218	160,361
Infineon Technologies AG (ADR)	4,532,964	425,917
Intel Corp. (b)	29,660,545	4,141,502
KLA Corp.	1,934,680	583,712
Marvell Technology, Inc.	2,086,278	621,481
Micron Technology, Inc.	1,631,370	1,883,074
Microsoft Corp.	25,344,435	9,453,981
NVIDIA Corp.	62,731,759	12,551,998
Oracle Corp.	12,439,777	1,823,049
Salesforce, Inc.	2,818,675	441,574
Seagate Technology Holdings PLC	862,994	832,789
Shopify, Inc., Class A, subordinate voting shares (b)	2,000,000	228,360
Taiwan Semiconductor Manufacturing Co., Ltd.	52,546,000	4,034,936
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	2,067,215	987,240
		63,155,410

Communication services 10.68%
Alphabet, Inc., Class A	14,810,006	5,292,652
Alphabet, Inc., Class C	12,489,788	4,413,017
AT&T, Inc.	5,024,424	104,006
Comcast Corp., Class A	51,221,279	1,257,482
Meta Platforms, Inc., Class A	11,793,935	6,643,406
Netflix, Inc. (b)	20,780,697	1,483,742
SoftBank Group Corp.	11,723,000	439,819
Versant Media Group, Inc., Class A	815,205	29,355
		19,663,479

Utilities 2.11%
Atmos Energy Corp.	1,315,930	226,695
CenterPoint Energy, Inc.	12,621,883	555,868
Constellation Energy Corp.	720,027	178,833
Dominion Energy, Inc.	14,704,714	1,004,185
DTE Energy Co.	921,649	140,432
Entergy Corp.	3,675,209	422,134
NextEra Energy, Inc.	5,303,003	465,445
PG&E Corp.	8,689,035	146,150
Pinnacle West Capital Corp.	2,240,323	239,714
Xcel Energy, Inc.	6,241,558	501,197
		3,880,653

Real estate 0.82%
Extra Space Storage, Inc. REIT	2,532,360	367,952
Prologis, Inc. REIT	3,727,983	505,030
UDR, Inc. REIT	5,397,101	215,452
Welltower, Inc. REIT	1,872,117	424,914
		1,513,348
Total common stocks (cost: $90,010,711,000)		179,409,469
Preferred securities 0.24%
Financials 0.24%
Fannie Mae, Series O, 7.00% noncumulative preferred shares (b)	4,810,038	84,152
Fannie Mae, Series P, (3-month USD CME Term SOFR + 0.75%) 4.672% perpetual noncumulative preferred shares (b)(c)	564,388	4,792
Fannie Mae, Series R, 7.625% noncumulative preferred shares (b)	3,026,482	26,239
Fannie Mae, Series S, 8.25% noncumulative preferred shares (b)	7,688,868	83,885

3	The Investment Company of America

Preferred securities (continued)	Shares	Value (000)
Financials (continued)
Fannie Mae, Series T, 8.25% noncumulative preferred shares (b)	11,530,150	$101,408
Federal Home Loan Mortgage Corp., Series V, 5.57% noncumulative preferred shares (b)	1,818,512	14,832
Federal Home Loan Mortgage Corp., Series Z, 8.375% noncumulative preferred shares (a)(b)	12,714,951	128,421
Total preferred securities (cost: $272,003,000)		443,729
Convertible stocks 0.16%
Industrials 0.11%
Boeing Co., Series A, convertible preferred depositary shares, 6.00% 10/15/2027	2,850,592	191,845

Financials 0.05%
KKR & Co., Inc., Class D, convertible preferred shares, 6.25% 3/1/2028	2,459,184	97,998
Total convertible stocks (cost: $262,245,000)		289,843
Short-term securities 2.12%
Money market investments 2.08%
Capital Group Central Cash Fund 3.70% (d)(e)	38,230,734	3,822,691

Money market investments purchased with collateral from securities on loan 0.04%
Capital Group Central Cash Fund 3.70% (d)(e)(f)	228,974	22,895
Dreyfus Treasury Obligations Cash Management, Institutional Shares 3.52% (d)(f)	11,400,000	11,400
BlackRock Liquidity Funds – FedFund, Institutional Shares 3.54% (d)(f)	10,600,000	10,600
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 3.56% (d)(f)	10,600,000	10,600
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 3.57% (d)(f)	7,616,121	7,616
Goldman Sachs Financial Square Government Fund, Institutional Shares 3.53% (d)(f)	6,500,000	6,500
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.58% (d)(f)	5,700,000	5,700
Fidelity Investments Money Market Government Portfolio, Class I 3.53% (d)(f)	4,900,000	4,900
RBC Funds Trust – U.S. Government Money Market Fund, RBC Institutional Class 1 3.55% (d)(f)	1,600,000	1,600
		81,811
Total short-term securities (cost: $3,904,452,000)		3,904,502
Total investment securities 99.93% (cost: $94,449,411,000)		184,047,543
Other assets less liabilities 0.07%		130,061
Net assets 100.00%		$184,177,604

The Investment Company of America	4

Investments in affiliates (e)

	Value at 1/1/2026 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2026 (000)	Dividend or interest income (000)
Short-term securities 2.09%
Money market investments 2.08%
Capital Group Central Cash Fund 3.70% (d)	$4,554,108	$13,597,405	$14,328,345	$315	$(792)	$3,822,691	$85,116
Money market investments purchased with collateral from securities on loan 0.01%
Capital Group Central Cash Fund 3.70% (d)(f)	45,115		22,220 (g)			22,895	— (h)
Total 2.09%				$315	$(792)	$3,845,586	$85,116

(a)	All or a portion of this security was on loan. Refer to Note 5 for more information on securities lending.
(b)	Non-income producing.
(c)
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

(d)	Rate represents the seven-day yield at 6/30/2026.
(e)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
(f)	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
(g)	Represents net activity. Refer to Note 5 for more information on securities lending.
(h)	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.

Key to abbreviation(s)
ADR = American Depositary Receipts
CAD = Canadian dollars
CME = CME Group
REIT = Real Estate Investment Trust
SOFR = Secured Overnight Financing Rate
Refer to the notes to financial statements.

5	The Investment Company of America

Financial statements
Statement of assets and liabilities at June 30, 2026unaudited

(dollars in thousands)
Assets:
Investment securities, at value (includes $588,406 of investment securities on loan):
Unaffiliated issuers (cost: $90,603,876)	$180,201,957
Affiliated issuers (cost: $3,845,535)	3,845,586	$184,047,543
Cash		26,167
Cash denominated in currencies other than U.S. dollars (cost: $9,036)		9,036
Receivables for:
Sales of investments	422,314
Sales of fund’s shares	84,652
Dividends	136,448
Securities lending income	135	643,549
		184,726,295
Liabilities:
Collateral for securities on loan		81,812
Payables for:
Purchases of investments	289,598
Repurchases of fund’s shares	101,326
Investment advisory services	33,881
Services provided by related parties	31,520
Trustees’ deferred compensation	4,851
Other	5,703	466,879
Net assets at June 30, 2026		$184,177,604
Net assets consist of:
Capital paid in on shares of beneficial interest		$81,596,220
Total distributable earnings (accumulated loss)		102,581,384
Net assets at June 30, 2026		$184,177,604

Refer to the notes to financial statements.

The Investment Company of America	6

Financial statements (continued)
Statement of assets and liabilities at June 30, 2026 (continued)unaudited

(dollars and shares in thousands, except per-share amounts)
Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (2,700,533 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share
Class A	$111,365,326	1,631,724	$68.25
Class C	1,444,213	21,526	67.09
Class F-1	2,000,019	29,427	67.97
Class F-2	22,396,697	328,501	68.18
Class F-3	9,257,806	135,756	68.19
Class 529-A	4,782,862	70,382	67.96
Class 529-C	76,869	1,132	67.88
Class 529-E	104,239	1,542	67.60
Class 529-F-2	468,054	6,861	68.22
Class 529-F-3	26	— *	68.20
Class R-1	92,093	1,368	67.34
Class R-2	884,626	13,114	67.46
Class R-2E	148,794	2,192	67.89
Class R-3	1,367,657	20,167	67.82
Class R-4	1,584,581	23,327	67.93
Class R-5E	485,249	7,121	68.14
Class R-5	294,835	4,322	68.22
Class R-6	27,423,658	402,071	68.21
*
Amount less than one thousand.
Refer to the notes to financial statements.

7	The Investment Company of America

Financial statements (continued)
Statement of operations for the six months ended June 30, 2026unaudited

(dollars in thousands)
Investment income:
Income:
Dividends (net of non-U.S. taxes of $6,950; also includes $85,116 from affiliates)	$1,157,235
Interest from unaffiliated issuers	1,359
Securities lending income (net of fees)	775	$1,159,369
Fees and expenses*:
Investment advisory services	199,111
Distribution services	146,175
Transfer agent services	44,159
Administrative services	26,453
529 plan services	1,311
Reports to shareholders	1,240
Registration statement and prospectus	5,586
Trustees’ compensation	679
Auditing and legal	75
Custodian	711
Other	171	425,671
Net investment income		733,698
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on:
Investments:
Unaffiliated issuers	12,432,445
Affiliated issuers	315
In-kind redemptions	750,529
Currency transactions	2,489	13,185,778
Net unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	2,768,139
Affiliated issuers	(792)
Currency translations	(632)	2,766,715
Net realized gain (loss) and unrealized appreciation (depreciation)		15,952,493
Net increase (decrease) in net assets resulting from operations		$16,686,191
*
Additional information related to class-specific fees and expenses is included in the notes to financial statements.
Refer to the notes to financial statements.

The Investment Company of America	8

Financial statements (continued)
Statements of changes in net assets

(dollars in thousands)
	Six months ended June 30,	Year ended December 31,
	2026*	2025

Operations:
Net investment income	$733,698	$1,590,103
Net realized gain (loss)	13,185,778	15,455,134
Net unrealized appreciation (depreciation)	2,766,715	13,723,624
Net increase (decrease) in net assets resulting from operations	16,686,191	30,768,861
Distributions paid to shareholders	(1,361,526)	(17,401,732)
Net capital share transactions	(7,104,532)	9,128,848
Total increase (decrease) in net assets	8,220,133	22,495,977
Net assets:
Beginning of period	175,957,471	153,461,494
End of period	$184,177,604	$175,957,471
*
Unaudited.
Refer to the notes to financial statements.

9	The Investment Company of America

Notes to financial statementsunaudited
1. Organization

The Investment Company of America (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The fund seeks long-term growth of capital and income.
The fund has 18 share classes consisting of five retail share classes (Classes A, C, F-1, F-2 and F-3), five 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-F-2 and 529-F-3) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:
Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75% for Class A; up to 3.50% for Class 529-A	None (except 1.00% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Classes C and 529-C	None	1.00% for redemptions within one year of purchase	Class C converts to Class A after eight years and Class 529-C converts to Class 529-A after five years
Class 529-E	None	None	None
Classes F-1, F-2, F-3, 529-F-2 and 529-F-3	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.
2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board ("FASB"). The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP“). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.
Operating segments — The fund represents a single operating segment as the operating results of the fund are monitored as a whole and its long-term asset allocation is determined in accordance with the terms of its prospectus, based on defined investment objectives that are executed by the fund’s portfolio management team. A senior executive team comprised of the fund’s Principal Executive Officer and Principal Financial Officer, serves as the fund’s chief operating decision maker (“CODM”), who act in accordance with Board of Trustees reviews and approvals. The CODM uses financial information, such as changes in net assets from operations, changes in net assets from fund share transactions, and income and expense ratios, consistent with that presented within the accompanying financial statements and financial highlights to assess the fund’s profits and losses and to make resource allocation decisions. Segment assets are reflected in the statement of assets and liabilities as net assets, which consists primarily of investment securities, at value, and significant segment expenses are listed in the accompanying statement of operations.

The Investment Company of America	10

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.
Class allocations — Income, fees and expenses (other than class-specific fees and expenses), realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.
Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on the ex-dividend date.
Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.
In-kind redemptions — The fund normally redeems shares in cash; however, under certain conditions and circumstances, payment of the redemption price wholly or partly with portfolio securities or other fund assets may be permitted. A redemption of shares in-kind is based upon the closing value of the shares being redeemed as of the trade date. During the six months ended June 30, 2026,  the fund delivered $944,651,000 of investment securities in connection with in-kind redemptions. Realized gains or losses resulting from redemptions of shares in-kind are reflected separately in the fund’s statement of operations.
3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information

11	The Investment Company of America

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The fund’s valuation levels as of June 30, 2026, were as follows (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Energy	$2,754,065	$—	$—	$2,754,065
Materials	4,781,721	—	—	4,781,721
Industrials	19,676,148	1,629,233	—	21,305,381
Consumer discretionary	21,576,127	—	—	21,576,127
Consumer staples	6,633,072	4,955,021	—	11,588,093
Health care	15,783,009	325,716	—	16,108,725
Financials	13,082,467	—	—	13,082,467
Information technology	58,372,853	4,782,557	—	63,155,410
Communication services	19,223,660	439,819	—	19,663,479
Utilities	3,880,653	—	—	3,880,653
Real estate	1,513,348	—	—	1,513,348
Preferred securities	443,729	—	—	443,729
Convertible stocks	289,843	—	—	289,843
Short-term securities	3,904,502	—	—	3,904,502
Total	$171,915,197	$12,132,346	$—	$184,047,543

The Investment Company of America	12

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.
Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; levels of public debt and deficits; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.
Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.
Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.
Investing in income-oriented stocks — The value of the fund’s securities and income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.
Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.
Investing outside the U.S. — Securities of issuers domiciled outside the U.S. or with significant operations or revenues outside the U.S., and securities tied economically to countries outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled, operate or generate revenue or to which the securities are tied economically. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls, sanctions, or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different regulatory, legal, accounting, auditing, financial reporting and recordkeeping requirements, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund, which could impact the liquidity of the fund’s portfolio. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.
Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

13	The Investment Company of America

5. Certain investment techniques

Securities lending — The fund has entered into securities lending transactions in which the fund earns income by lending investment securities to brokers, dealers or other institutions. Each transaction involves three parties: the fund, acting as the lender of the securities, a borrower, and a lending agent that acts as an intermediary.
Securities lending transactions are entered into by the fund under a securities lending agent agreement with the lending agent. The lending agent facilitates the exchange of securities between the fund and approved borrowers, ensures that securities loans are properly coordinated and documented, marks-to-market the value of collateral daily, secures additional collateral from a borrower if it falls below preset terms, and may reinvest cash collateral on behalf of the fund according to agreed parameters. The lending agent provides indemnification to the fund against losses resulting from a borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a potential loss of income or value if a borrower fails to return securities, collateral investments decline in value or the lending agent fails to perform.
The borrower is required to post highly liquid assets, such as cash or U.S. government securities, as collateral for the loan in an amount at least equal to the value of the securities loaned. Investments made with cash collateral are recognized as assets in the fund’s investment portfolio. The same amount is recorded as a liability in the fund’s statement of assets and liabilities. While securities are on loan, the fund will continue to receive the equivalent of the interest, dividends or other distributions paid by the issuer, as well as a portion of the interest on the investment of the collateral. Additionally, although the fund does not have the right to vote on securities while they are on loan, the fund has a right to consent on corporate actions and a right to recall loaned securities to vote. A borrower is obligated to return loaned securities at the conclusion of a loan or, during the pendency of a loan, on demand from the fund.
As of June 30, 2026, the total value of securities on loan was $588,406,000, and the total value of collateral received was $682,804,000. Collateral received includes cash of $81,811,000 and U.S. government securities of $600,993,000. Investment securities purchased from cash collateral are disclosed in the fund’s investment portfolio as short-term securities. Securities received as collateral are not recognized as fund assets. The contractual maturity of cash collateral received under the securities lending agreement is classified as overnight and continuous.
6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.
As of and during the period ended June 30, 2026, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.
The fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.
Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the fund filed for additional reclaims related to prior years ("EU reclaims"). These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. The fund generally records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.
Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in securities outside the U.S. and cost of investments sold. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The Investment Company of America	14

The components of distributable earnings on a tax basis, reported as of the fund’s most recent year-end, December 31, 2025, were as follows (dollars in thousands):
Undistributed ordinary income	$510,331
Undistributed long-term capital gains	454,356
Post-October capital loss deferral[1]	(234,229)
1
This deferral is considered incurred in the subsequent year.
As of June 30, 2026, the tax basis unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):
Gross unrealized appreciation on investments	$90,896,755
Gross unrealized depreciation on investments	(1,462,718)
Net unrealized appreciation (depreciation) on investments	89,434,037
Cost of investments	94,613,506
Distributions paid were characterized for tax purposes as follows (dollars in thousands):
	Six months ended June 30, 2026			Year ended December 31, 2025
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class A	$508,796	$275,411	$784,207	$978,641	$9,383,971	$10,362,612
Class C	1,475	3,628	5,103	3,312	126,928	130,240
Class T2	—	—	—	— [3]	2	2
Class F-1	8,444	4,964	13,408	16,065	167,852	183,917
Class F-2	123,207	55,194	178,401	226,637	1,906,047	2,132,684
Class F-3	55,074	22,814	77,888	100,585	771,184	871,769
Class 529-A	21,102	11,863	32,965	40,628	400,734	441,362
Class 529-C	55	191	246	131	6,654	6,785
Class 529-E	339	261	600	687	9,012	9,699
Class 529-T2	—	—	—	— [3]	3	3
Class 529-F-1[2]	—	—	—	— [3]	2	2
Class 529-F-2	2,540	1,156	3,696	4,376	36,307	40,683
Class 529-F-3	— [3]	— [3]	— [3]	— [3]	2	2
Class R-1	85	231	316	189	8,015	8,204
Class R-2	706	2,215	2,921	1,678	77,371	79,049
Class R-2E	319	371	690	641	12,687	13,328
Class R-3	3,966	3,406	7,372	7,906	116,924	124,830
Class R-4	6,851	3,945	10,796	13,498	136,159	149,657
Class R-5E	2,527	1,197	3,724	4,497	38,831	43,328
Class R-5	1,685	731	2,416	3,322	25,389	28,711
Class R-6	169,198	67,579	236,777	328,747	2,446,118	2,774,865
Total	$906,369	$455,157	$1,361,526	$1,731,540	$15,670,192	$17,401,732
2
Effective 6/26/2026, Class T, 529-T, and 529-F-1 shares were closed and deregistered.
3
Amount less than one thousand.
7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of Capital Client Group, Inc. (“CCG”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, CCG and AFS are considered related parties to the fund.
Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. At the beginning of the year, these fees were based on a series of decreasing annual rates beginning with 0.390% on the first $1 billion of daily net assets and decreasing to 0.214% on such assets in excess of $144 billion. On December 11, 2025, the fund’s board of trustees approved an amended investment advisory and service agreement effective February 1, 2026, decreasing the annual rate to 0.212% on daily net assets in excess of $186 billion. For the six months ended June 30, 2026, the investment advisory services fees were $199,111,000, which were equivalent to an annualized rate of 0.226% of average daily net assets.

15	The Investment Company of America

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:
Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, 529-F-2, 529-F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate CCG for paying service fees, to firms that have entered into agreements with CCG to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.
Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes F-1 and R-4	0.25	0.50
For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by CCG for certain shares sold without a sales charge. These share classes reimburse CCG for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of June 30, 2026, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.
Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. Under this agreement, the fund also pays sub-transfer agency fees to AFS. These fees are paid by AFS to third parties for performing transfer agent services on behalf of fund shareholders.
Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets attributable to each share class of the fund. Currently the fund pays CRMC an administrative services fee at the annual rate of 0.03% of the average daily net assets attributable to each share class of the fund for CRMC’s provision of administrative services.
529 plan services — Each 529 share class is subject to service fees to compensate the Commonwealth Savers Plan (formerly, Virginia529) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fees are based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Commonwealth Savers Plan through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. Commonwealth Savers Plan is not considered a related party to the fund.
The quarterly fees are based on a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $75 billion. The fees for any given calendar quarter are accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. For the six months ended June 30, 2026, the 529 plan services fees were $1,311,000, which were equivalent to 0.051% of the average daily net assets of each 529 share class.

The Investment Company of America	16

For the six months ended June 30, 2026, class-specific expenses under the agreements were as follows (dollars in thousands):
Share class	Distribution services	Transfer agent services	Administrative services	529 plan services
Class A	$122,311	$25,041	$15,814	Not applicable
Class C	6,854	328	208	Not applicable
Class T*	—	— †	— †	Not applicable
Class F-1	2,310	1,143	286	Not applicable
Class F-2	Not applicable	12,627	3,263	Not applicable
Class F-3	Not applicable	38	1,320	Not applicable
Class 529-A	4,903	994	676	$1,156
Class 529-C	368	16	11	19
Class 529-E	248	13	15	26
Class 529-T*	—	— †	— †	— †
Class 529-F-1*	—	— †	— †	— †
Class 529-F-2	Not applicable	83	65	110
Class 529-F-3	Not applicable	— †	— †	— †
Class R-1	432	40	13	Not applicable
Class R-2	3,162	1,464	127	Not applicable
Class R-2E	424	141	21	Not applicable
Class R-3	3,254	947	195	Not applicable
Class R-4	1,909	757	229	Not applicable
Class R-5E	Not applicable	338	68	Not applicable
Class R-5	Not applicable	71	42	Not applicable
Class R-6	Not applicable	118	4,100	Not applicable

Total class-specific expenses	$146,175	$44,159	$26,453	$1,311
*
Effective 6/26/2026, Class T, 529-T, and 529-F-1 shares were closed and deregistered.
†
Amount less than one thousand.
Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $679,000 in the fund’s statement of operations reflects $237,000 in current fees (either paid in cash or deferred) and a net increase of $442,000 in the value of the deferred amounts.
Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, CCG and AFS. No affiliated officers or trustees received any compensation directly from the fund.
Investment in CCF — The fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term instruments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.
Security transactions with related funds — The fund purchased investment securities from, and sold investment securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. Each transaction was executed at the current market price of the security and no brokerage commissions or fees were paid in accordance with Rule 17a-7 of the 1940 Act. During the six months ended June 30, 2026, the fund engaged in such purchase and sale transactions with related funds in the amounts of $6,428,513,000 and $4,146,296,000, respectively, which generated $1,434,113,000 of net realized gains from such sales.
Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the six months ended June 30, 2026.

17	The Investment Company of America

8. Indemnifications

The fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to the fund’s board members and officers.
9. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2026
Class A	$2,029,841	31,617	$765,377	11,711	$(5,534,087)	(85,875)	$(2,738,869)	(42,547)
Class C	113,109	1,792	5,086	78	(203,555)	(3,221)	(85,360)	(1,351)
Class T2	—	—	—	—	(18)	— [3]	(18)	—
Class F-1	110,005	1,721	13,261	204	(177,009)	(2,753)	(53,743)	(828)
Class F-2	2,602,807	40,542	173,753	2,671	(3,895,363)	(60,176)	(1,118,803)	(16,963)
Class F-3	1,994,000	30,937	74,797	1,151	(2,231,360)	(34,381)	(162,563)	(2,293)
Class 529-A	173,185	2,707	32,955	506	(311,096)	(4,857)	(104,956)	(1,644)
Class 529-C	7,969	125	245	3	(12,731)	(199)	(4,517)	(71)
Class 529-E	3,561	55	600	9	(8,129)	(127)	(3,968)	(63)
Class 529-T2	—	—	— [3]	— [3]	(34)	(1)	(34)	(1)
Class 529-F-1[2]	—	—	— [3]	— [3]	(24)	— [3]	(24)	—
Class 529-F-2	40,070	622	3,695	57	(28,833)	(448)	14,932	231
Class 529-F-3	—	—	— [3]	— [3]	—	—	— [3]	— [3]
Class R-1	4,606	72	315	5	(9,500)	(152)	(4,579)	(75)
Class R-2	55,180	869	2,919	44	(103,136)	(1,642)	(45,037)	(729)
Class R-2E	13,759	220	690	11	(20,731)	(326)	(6,282)	(95)
Class R-3	85,216	1,344	7,361	113	(149,842)	(2,357)	(57,265)	(900)
Class R-4	73,908	1,161	10,790	166	(167,615)	(2,605)	(82,917)	(1,278)
Class R-5E	53,415	837	3,722	57	(51,041)	(798)	6,096	96
Class R-5	12,695	198	2,412	37	(31,811)	(495)	(16,704)	(260)
Class R-6	994,838	15,518	235,685	3,631	(3,870,444)	(59,772)	(2,639,921)	(40,623)
Total net increase (decrease)	$8,368,164	130,337	$1,333,663	20,454	$(16,806,359)	(260,185)	$(7,104,532)	(109,394)
Refer to the end of the table(s) for footnote(s).

The Investment Company of America	18

	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2025
Class A	$4,485,343	73,008	$10,129,139	164,193	$(10,952,140)	(177,217)	$3,662,342	59,984
Class C	231,844	3,827	129,777	2,137	(398,532)	(6,619)	(36,911)	(655)
Class T	—	—	—	—	—	—	—	—
Class F-1	218,120	3,439	182,131	2,964	(301,734)	(5,011)	98,517	1,392
Class F-2	4,997,737	80,630	2,079,821	33,744	(4,424,465)	(72,563)	2,653,093	41,811
Class F-3	1,781,484	28,747	838,433	13,601	(1,543,183)	(24,800)	1,076,734	17,548
Class 529-A	331,014	5,381	441,219	7,182	(673,439)	(10,884)	98,794	1,679
Class 529-C	18,234	297	6,785	110	(28,651)	(467)	(3,632)	(60)
Class 529-E	7,722	128	9,698	159	(18,243)	(294)	(823)	(7)
Class 529-T	—	—	3	1	—	—	3	1
Class 529-F-1	—	—	2	— [3]	—	—	2	— [3]
Class 529-F-2	84,784	1,372	40,675	660	(59,543)	(957)	65,916	1,075
Class 529-F-3	—	—	2	— [3]	—	—	2	— [3]
Class R-1	10,210	167	8,202	135	(17,995)	(290)	417	12
Class R-2	122,106	2,007	79,020	1,295	(204,213)	(3,358)	(3,087)	(56)
Class R-2E	33,639	549	13,328	217	(32,644)	(525)	14,323	241
Class R-3	208,411	3,410	124,595	2,032	(282,043)	(4,614)	50,963	828
Class R-4	195,566	3,171	149,615	2,436	(335,307)	(5,452)	9,874	155
Class R-5E	93,942	1,529	43,302	703	(79,102)	(1,284)	58,142	948
Class R-5	53,453	877	28,694	465	(50,120)	(813)	32,027	529
Class R-6	1,620,567	26,540	2,762,848	44,821	(3,031,263)	(49,003)	1,352,152	22,358
Total net increase (decrease)	$14,494,176	235,079	$17,067,289	276,855	$(22,432,617)	(364,151)	$9,128,848	147,783
1
Includes exchanges between share classes of the fund.
2
Effective 6/26/2026, Class T, 529-T, and 529-F-1 shares were closed and deregistered.
3
Amount less than one thousand.
10. Investment transactions

The fund engaged in purchases and sales of investment securities, excluding in-kind transactions, short-term securities and U.S. government obligations, if any, of $37,160,927,000 and $43,248,785,000, respectively, during the six months ended June 30, 2026.

19	The Investment Company of America

Financial highlights

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]

Class A:
6/30/2026[5,6]	$62.66	$.25	$5.82	$6.07	$(.31 )	$(.17 )	$(.48 )	$68.25	9.72%[7]	$111,365	.54%[8]	.54%[8]	.77%[8]
12/31/2025	57.68	.56	11.06	11.62	(.62 )	(6.02)	(6.64)	62.66	20.50	104,918.55		.55	.91
12/31/2024	50.40	.63	12.01	12.64	(.62 )	(4.74)	(5.36)	57.68	24.95	93,118.56		.56	1.11
12/31/2023	41.26	.64	11.01	11.65	(.73 )	(1.78)	(2.51)	50.40	28.50	79,014.58		.58	1.40
12/31/2022	51.80	.67	(8.69)	(8.02)	(.62 )	(1.90)	(2.52)	41.26	(15.52)	65,046.57		.57	1.51
12/31/2021	44.42	.64	10.34	10.98	(.62 )	(2.98)	(3.60)	51.80	25.01	81,274.57		.57	1.29
Class C:
6/30/2026[5,6]	61.60	— [9]	5.73	5.73	(.07 )	(.17 )	(.24 )	67.09	9.31 [7]	1,444	1.30 [8]	1.30 [8]	.01 [8]
12/31/2025	56.80	.09	10.88	10.97	(.15 )	(6.02)	(6.17)	61.60	19.59	1,409	1.31	1.31	.15
12/31/2024	49.70	.20	11.83	12.03	(.19 )	(4.74)	(4.93)	56.80	24.02	1,337	1.31	1.31	.35
12/31/2023	40.72	.29	10.85	11.14	(.38 )	(1.78)	(2.16)	49.70	27.53	1,223	1.33	1.33	.64
12/31/2022	51.14	.32	(8.56)	(8.24)	(.28 )	(1.90)	(2.18)	40.72	(16.14)	1,119	1.33	1.33	.74
12/31/2021	43.90	.26	10.21	10.47	(.25 )	(2.98)	(3.23)	51.14	24.08	1,544	1.32	1.32	.54
Class F-1:
6/30/2026[5,6]	62.41	.22	5.79	6.01	(.28 )	(.17 )	(.45 )	67.97	9.67 [7]	2,000	.63 [8]	.63 [8]	.69 [8]
12/31/2025	57.47	.52	11.02	11.54	(.58 )	(6.02)	(6.60)	62.41	20.42	1,888.62		.62	.84
12/31/2024	50.23	.59	11.97	12.56	(.58 )	(4.74)	(5.32)	57.47	24.88	1,659.63		.63	1.04
12/31/2023	41.13	.61	10.96	11.57	(.69 )	(1.78)	(2.47)	50.23	28.41	1,435.64		.64	1.34
12/31/2022	51.64	.64	(8.66)	(8.02)	(.59 )	(1.90)	(2.49)	41.13	(15.56)	1,215.64		.64	1.43
12/31/2021	44.29	.60	10.31	10.91	(.58 )	(2.98)	(3.56)	51.64	24.92	1,595.64		.64	1.22
Class F-2:
6/30/2026[5,6]	62.60	.30	5.81	6.11	(.36 )	(.17 )	(.53 )	68.18	9.80 [7]	22,397	.38 [8]	.38 [8]	.93 [8]
12/31/2025	57.63	.68	11.04	11.72	(.73 )	(6.02)	(6.75)	62.60	20.72	21,627.37		.37	1.09
12/31/2024	50.36	.75	11.99	12.74	(.73 )	(4.74)	(5.47)	57.63	25.19	17,500.37		.37	1.31
12/31/2023	41.23	.74	10.99	11.73	(.82 )	(1.78)	(2.60)	50.36	28.76	12,951.37		.37	1.61
12/31/2022	51.76	.76	(8.68)	(7.92)	(.71 )	(1.90)	(2.61)	41.23	(15.34)	9,865.38		.38	1.71
12/31/2021	44.39	.74	10.33	11.07	(.72 )	(2.98)	(3.70)	51.76	25.27	11,435.37		.37	1.49
Class F-3:
6/30/2026[5,6]	62.62	.33	5.81	6.14	(.40 )	(.17 )	(.57 )	68.19	9.86 [7]	9,258	.27 [8]	.27 [8]	1.05 [8]
12/31/2025	57.64	.74	11.06	11.80	(.80 )	(6.02)	(6.82)	62.62	20.87	8,644.26		.26	1.20
12/31/2024	50.36	.80	12.01	12.81	(.79 )	(4.74)	(5.53)	57.64	25.34	6,946.26		.26	1.41
12/31/2023	41.23	.79	10.99	11.78	(.87 )	(1.78)	(2.65)	50.36	28.88	5,188.27		.27	1.71
12/31/2022	51.77	.81	(8.69)	(7.88)	(.76 )	(1.90)	(2.66)	41.23	(15.26)	4,112.27		.27	1.82
12/31/2021	44.40	.79	10.33	11.12	(.77 )	(2.98)	(3.75)	51.77	25.39	4,864.27		.27	1.60
Class 529-A:
6/30/2026[5,6]	62.40	.23	5.80	6.03	(.30 )	(.17 )	(.47 )	67.96	9.69 [7]	4,783	.58 [8]	.58 [8]	.74 [8]
12/31/2025	57.46	.54	11.02	11.56	(.60 )	(6.02)	(6.62)	62.40	20.47	4,494.59		.59	.87
12/31/2024	50.22	.61	11.97	12.58	(.60 )	(4.74)	(5.34)	57.46	24.91	4,042.60		.60	1.07
12/31/2023	41.12	.62	10.97	11.59	(.71 )	(1.78)	(2.49)	50.22	28.45	3,477.62		.62	1.36
12/31/2022	51.64	.65	(8.67)	(8.02)	(.60 )	(1.90)	(2.50)	41.12	(15.56)	2,943.61		.61	1.47
12/31/2021	44.29	.62	10.31	10.93	(.60 )	(2.98)	(3.58)	51.64	24.97	3,716.61		.61	1.25
Class 529-C:
6/30/2026[5,6]	62.32	(.02 )	5.80	5.78	(.05 )	(.17 )	(.22 )	67.88	9.27 [7]	77	1.36 [8]	1.36 [8]	(.05 )[8]
12/31/2025	57.40	.06	10.99	11.05	(.11 )	(6.02)	(6.13)	62.32	19.52	75	1.36	1.36	.10
12/31/2024	50.17	.17	11.95	12.12	(.15 )	(4.74)	(4.89)	57.40	23.97	72	1.36	1.36	.31
12/31/2023	41.07	.27	10.95	11.22	(.34 )	(1.78)	(2.12)	50.17	27.48	73	1.39	1.39	.58
12/31/2022	51.55	.30	(8.63)	(8.33)	(.25 )	(1.90)	(2.15)	41.07	(16.19)	72	1.38	1.38	.67
12/31/2021	44.22	.24	10.29	10.53	(.22 )	(2.98)	(3.20)	51.55	24.02	110	1.37	1.37	.49
Refer to the end of the table(s) for footnote(s).

The Investment Company of America	20

Financial highlights (continued)
		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]
Class 529-E:
6/30/2026[5,6]	$62.07	$.15	$5.77	$5.92	$(.22 )	$(.17 )	$(.39 )	$67.60	9.55%[7]	$104	.84%[8]	.84%[8]	.47%[8]
12/31/2025	57.19	.38	10.96	11.34	(.44 )	(6.02)	(6.46)	62.07	20.17	100.84		.84	.62
12/31/2024	50.01	.46	11.92	12.38	(.46 )	(4.74)	(5.20)	57.19	24.60	92.85		.85	.82
12/31/2023	40.96	.51	10.91	11.42	(.59 )	(1.78)	(2.37)	50.01	28.13	85.86		.86	1.12
12/31/2022	51.44	.54	(8.63)	(8.09)	(.49 )	(1.90)	(2.39)	40.96	(15.75)	73.86		.86	1.22
12/31/2021	44.14	.50	10.26	10.76	(.48 )	(2.98)	(3.46)	51.44	24.65	95.85		.85	1.01
Class 529-F-2:
6/30/2026[5,6]	62.65	.31	5.80	6.11	(.37 )	(.17 )	(.54 )	68.22	9.82 [7]	468	.36 [8]	.36 [8]	.96 [8]
12/31/2025	57.67	.69	11.05	11.74	(.74 )	(6.02)	(6.76)	62.65	20.74	415.35		.35	1.11
12/31/2024	50.38	.75	12.02	12.77	(.74 )	(4.74)	(5.48)	57.67	25.22	320.36		.36	1.32
12/31/2023	41.25	.74	10.99	11.73	(.82 )	(1.78)	(2.60)	50.38	28.76	231.36		.36	1.62
12/31/2022	51.79	.76	(8.69)	(7.93)	(.71 )	(1.90)	(2.61)	41.25	(15.34)	175.37		.37	1.72
12/31/2021	44.41	.74	10.33	11.07	(.71 )	(2.98)	(3.69)	51.79	25.25	192.38		.38	1.48
Class 529-F-3:
6/30/2026[5,6]	62.63	.32	5.81	6.13	(.39 )	(.17 )	(.56 )	68.20	9.85 [7]	— [10]	.32 [8]	.32 [8]	1.00 [8]
12/31/2025	57.65	.71	11.06	11.77	(.77 )	(6.02)	(6.79)	62.63	20.80	— [10]	.32	.32	1.14
12/31/2024	50.37	.77	12.01	12.78	(.76 )	(4.74)	(5.50)	57.65	25.26	— [10]	.32	.32	1.35
12/31/2023	41.24	.76	10.99	11.75	(.84 )	(1.78)	(2.62)	50.37	28.81	— [10]	.32	.32	1.65
12/31/2022	51.78	.78	(8.69)	(7.91)	(.73 )	(1.90)	(2.63)	41.24	(15.31)	— [10]	.33	.33	1.75
12/31/2021	44.41	.76	10.33	11.09	(.74 )	(2.98)	(3.72)	51.78	25.31	— [10]	.34	.32	1.54
Class R-1:
6/30/2026[5,6]	61.83	(.01 )	5.75	5.74	(.06 )	(.17 )	(.23 )	67.34	9.29 [7]	92	1.34 [8]	1.34 [8]	(.03 )[8]
12/31/2025	56.99	.08	10.92	11.00	(.14 )	(6.02)	(6.16)	61.83	19.57	89	1.33	1.33	.12
12/31/2024	49.86	.19	11.86	12.05	(.18 )	(4.74)	(4.92)	56.99	23.98	82	1.33	1.33	.34
12/31/2023	40.84	.29	10.89	11.18	(.38 )	(1.78)	(2.16)	49.86	27.54	71	1.34	1.34	.64
12/31/2022	51.30	.32	(8.60)	(8.28)	(.28 )	(1.90)	(2.18)	40.84	(16.17)	62	1.34	1.34	.73
12/31/2021	44.03	.26	10.23	10.49	(.24 )	(2.98)	(3.22)	51.30	24.04	78	1.34	1.34	.52
Class R-2:
6/30/2026[5,6]	61.94	(.01 )	5.75	5.74	(.05 )	(.17 )	(.22 )	67.46	9.28 [7]	885	1.36 [8]	1.36 [8]	(.05 )[8]
12/31/2025	57.09	.06	10.94	11.00	(.13 )	(6.02)	(6.15)	61.94	19.53	857	1.36	1.36	.10
12/31/2024	49.93	.18	11.89	12.07	(.17 )	(4.74)	(4.91)	57.09	23.99	793	1.35	1.35	.32
12/31/2023	40.91	.28	10.89	11.17	(.37 )	(1.78)	(2.15)	49.93	27.48	690	1.36	1.36	.62
12/31/2022	51.37	.31	(8.61)	(8.30)	(.26 )	(1.90)	(2.16)	40.91	(16.18)	573	1.38	1.38	.70
12/31/2021	44.09	.25	10.24	10.49	(.23 )	(2.98)	(3.21)	51.37	24.02	752	1.36	1.36	.51
Class R-2E:
6/30/2026[5,6]	62.34	.08	5.78	5.86	(.14 )	(.17 )	(.31 )	67.89	9.42 [7]	149	1.06 [8]	1.06 [8]	.25 [8]
12/31/2025	57.41	.25	11.01	11.26	(.31 )	(6.02)	(6.33)	62.34	19.91	143	1.06	1.06	.40
12/31/2024	50.19	.35	11.95	12.30	(.34 )	(4.74)	(5.08)	57.41	24.33	118	1.06	1.06	.61
12/31/2023	41.11	.42	10.94	11.36	(.50 )	(1.78)	(2.28)	50.19	27.85	94	1.07	1.07	.91
12/31/2022	51.61	.44	(8.65)	(8.21)	(.39 )	(1.90)	(2.29)	41.11	(15.93)	71	1.07	1.07	1.00
12/31/2021	44.28	.40	10.29	10.69	(.38 )	(2.98)	(3.36)	51.61	24.41	92	1.07	1.07	.80
Class R-3:
6/30/2026[5,6]	62.27	.13	5.78	5.91	(.19 )	(.17 )	(.36 )	67.82	9.52 [7]	1,368	.91 [8]	.91 [8]	.40 [8]
12/31/2025	57.36	.34	10.99	11.33	(.40 )	(6.02)	(6.42)	62.27	20.08	1,312.91		.91	.55
12/31/2024	50.14	.43	11.95	12.38	(.42 )	(4.74)	(5.16)	57.36	24.54	1,161.91		.91	.76
12/31/2023	41.07	.49	10.93	11.42	(.57 )	(1.78)	(2.35)	50.14	28.05	991.91		.91	1.06
12/31/2022	51.56	.51	(8.64)	(8.13)	(.46 )	(1.90)	(2.36)	41.07	(15.79)	829.92		.92	1.16
12/31/2021	44.24	.47	10.28	10.75	(.45 )	(2.98)	(3.43)	51.56	24.56	1,060.91		.91	.95
Refer to the end of the table(s) for footnote(s).

21	The Investment Company of America

Financial highlights (continued)
		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]
Class R-4:
6/30/2026[5,6]	$62.37	$.22	$5.80	$6.02	$(.29 )	$(.17 )	$(.46 )	$67.93	9.68%[7]	$1,584	.61%[8]	.61%[8]	.70%[8]
12/31/2025	57.44	.52	11.01	11.53	(.58 )	(6.02)	(6.60)	62.37	20.43	1,535.61		.61	.85
12/31/2024	50.21	.60	11.96	12.56	(.59 )	(4.74)	(5.33)	57.44	24.89	1,404.61		.61	1.06
12/31/2023	41.11	.62	10.97	11.59	(.71 )	(1.78)	(2.49)	50.21	28.46	1,218.62		.62	1.36
12/31/2022	51.62	.64	(8.65)	(8.01)	(.60 )	(1.90)	(2.50)	41.11	(15.56)	1,040.62		.62	1.45
12/31/2021	44.28	.62	10.30	10.92	(.60 )	(2.98)	(3.58)	51.62	24.96	1,440.61		.61	1.25
Class R-5E:
6/30/2026[5,6]	62.57	.29	5.80	6.09	(.35 )	(.17 )	(.52 )	68.14	9.77 [7]	485	.41 [8]	.41 [8]	.90 [8]
12/31/2025	57.60	.65	11.05	11.70	(.71 )	(6.02)	(6.73)	62.57	20.69	439.41		.41	1.05
12/31/2024	50.33	.72	12.00	12.72	(.71 )	(4.74)	(5.45)	57.60	25.16	350.41		.41	1.26
12/31/2023	41.21	.72	10.98	11.70	(.80 )	(1.78)	(2.58)	50.33	28.69	265.42		.42	1.56
12/31/2022	51.74	.74	(8.68)	(7.94)	(.69 )	(1.90)	(2.59)	41.21	(15.38)	189.42		.42	1.67
12/31/2021	44.38	.73	10.32	11.05	(.71 )	(2.98)	(3.69)	51.74	25.21	203.41		.41	1.47
Class R-5:
6/30/2026[5,6]	62.64	.32	5.82	6.14	(.39 )	(.17 )	(.56 )	68.22	9.85 [7]	295	.32 [8]	.32 [8]	1.00 [8]
12/31/2025	57.67	.72	11.04	11.76	(.77 )	(6.02)	(6.79)	62.64	20.78	287.31		.31	1.15
12/31/2024	50.38	.78	12.01	12.79	(.76 )	(4.74)	(5.50)	57.67	25.29	234.31		.31	1.36
12/31/2023	41.25	.76	10.99	11.75	(.84 )	(1.78)	(2.62)	50.38	28.81	200.32		.32	1.66
12/31/2022	51.79	.78	(8.69)	(7.91)	(.73 )	(1.90)	(2.63)	41.25	(15.30)	170.32		.32	1.75
12/31/2021	44.41	.77	10.34	11.11	(.75 )	(2.98)	(3.73)	51.79	25.34	225.31		.31	1.55
Class R-6:
6/30/2026[5,6]	62.63	.33	5.82	6.15	(.40 )	(.17 )	(.57 )	68.21	9.87 [7]	27,424	.27 [8]	.27 [8]	1.05 [8]
12/31/2025	57.65	.74	11.06	11.80	(.80 )	(6.02)	(6.82)	62.63	20.86	27,725.26		.26	1.20
12/31/2024	50.37	.80	12.01	12.81	(.79 )	(4.74)	(5.53)	57.65	25.33	24,233.26		.26	1.41
12/31/2023	41.24	.78	11.00	11.78	(.87 )	(1.78)	(2.65)	50.37	28.88	19,196.27		.27	1.71
12/31/2022	51.78	.81	(8.69)	(7.88)	(.76 )	(1.90)	(2.66)	41.24	(15.26)	15,480.27		.27	1.82
12/31/2021	44.40	.79	10.34	11.13	(.77 )	(2.98)	(3.75)	51.78	25.41	17,044.27		.27	1.61
Refer to the end of the table(s) for footnote(s).

The Investment Company of America	22

Financial highlights (continued)

	Six months ended June 30, 2026[5,6,7,12]	Year ended December 31,
		2025[13]	2024	2023	2022	2021
Portfolio turnover rate for all share classes[11]	21%	34%	32%	29%	31%	22%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact of certain waivers and/or reimbursements from CRMC and/or AFS, if any.
[4]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[5]	Based on operations for a period that is less than a full year.
[6]	Unaudited.
[7]	Not annualized.
[8]	Annualized.
[9]	Amount less than $0.01.
[10]	Amount less than $1 million.
[11]	Rates do not include the fund’s portfolio activity with respect to any Central Funds.
[12]	Rates exclude in-kind transactions, if any.
Refer to the notes to financial statements.

23	The Investment Company of America

Changes in and disagreements with accountants

On December 11, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP (“PwC”) was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations.
D&T’s reports on the fund’s financial statements as of and for the fiscal years ended December 31, 2024 and December 31, 2025 did not contain an adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, (i) were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of D&T, would have caused them to make reference to the subject matter of the disagreements in connection with their reports on the fund’s financial statements for such periods, and (ii) there were no "reportable events" of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended. The fund requested that D&T furnish it with a letter addressed to the U.S. Securities and Exchange Commission stating whether or not it agrees with the above statements. A copy of such letter was filed as an exhibit to the fund’s Form N-CSR for the period ended December 31, 2025.
During the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, neither the fund, nor anyone on its behalf, consulted with PwC on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the fund’s financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of said Item 304).
Matters submitted for shareholder vote

None
Remuneration paid to directors, officers and others

Refer to the trustees’ deferred compensation disclosure in the notes to financial statements.
Approval of Investment Advisory and Service Agreement

Not applicable for the current reporting period due to the timing of the board’s approval of this agreement.

The Investment Company of America	24

ITEM 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies

On December 11, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP (“PwC”) was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations.

D&T's reports on the fund's financial statements as of and for the fiscal years ended December 31, 2024 and December 31, 2025 did not contain an adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, (i) were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of D&T, would have caused them to make reference to the subject matter of the disagreements in connection with their reports on the fund's financial statements for such periods, and (ii) there were no "reportable events" of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended. The fund requested that D&T furnish it with a letter addressed to the U.S. Securities and Exchange Commission stating whether or not it agrees with the above statements. A copy of such letter was filed as an exhibit to the fund’s Form N-CSR for the period ended December 31, 2025.

During the fund's fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, neither the fund, nor anyone on its behalf, consulted with PwC on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the fund's financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of said Item 304).

ITEM 9 - Proxy Disclosures for Open-End Management Investment Companies

None

ITEM 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is included as part of the material filed under Item 7 of this Form within the Trustees' deferred compensation disclosure in the Notes to financial statements.

ITEM 11 - Statement Regarding Basis for Approval of Investment Advisory Contract

Not applicable for the current reporting period due to the timing of the board’s approval of this agreement.

ITEM 12 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 13 - Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 14 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 15 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. The committee also coordinates annual self-assessments of the board and evaluates, selects and nominates independent trustee candidates to the full board of trustees. While the committee normally is able to identify from its own and other resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 16 - Controls and Procedures

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b) There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17 - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 18 - Recovery of Erroneously Awarded Compensation

None

ITEM 19 - Exhibits

(a)(1) Not applicable for filing of semi-annual reports to shareholders.

(a)(2) The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Investment Company of America

By   /s/ Donald H. Rolfe

Donald H. Rolfe,

Principal Executive Officer

Date: September 04, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By   /s/ Donald H. Rolfe

Donald H. Rolfe,

Principal Executive Officer

Date: September 04, 2026

By   /s/ Mariah L. Coria

Mariah L. Coria, Treasurer and

Principal Financial Officer

Date: September 04, 2026